INVENTORIES	12 Months Ended
Dec. 31, 2016
INVENTORIES
INVENTORIES

5. INVENTORIES

        Inventories consist of the following:

	At December 31, 2015	At December 31, 2016
	$	$
Raw materials	97,331	71,655
Work-in-process	18,904	22,776
Finished goods	218,254	200,940

	334,489	295,371

        In 2014 and 2015, inventory was written down by $16,951 and $23,013, respectively, to reflect the lower of cost or market measurement. In 2016, inventory was written down by $19,467 to reflect the lower of cost and net realizable value since the Company adopted ASU 2015-11 prospectively.